Share capital and share-based compensation (Tables)	3 Months Ended
Jan. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of number and weighted average exercise prices of stock options
A summary of stock option activities is as follows:

	Number of Li-Cycle Holdings Corp stock options	Weighted average exercise price of Li-Cycle Holdings Corp stock options
		$
Balance – October 31, 2021	5,296,553	2.81
Granted	592,102	7.88
Balance – January 31, 2022	5,888,655	3.32
A summary of the outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	399,100	0.02
April 10, 2023	798,200	0.02
April 10, 2023	199,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	865,244	0.36
December 16, 2029	99,775	1.08
April 21, 2030	439,010	1.08
July 19, 2030	371,163	1.08
November 30, 2030	420,452	2.17
February 11, 2031	478,920	2.17
August 10, 2031	1,053,846	10.93
November 22, 2031	31,725	13.20
January 31, 2032	560,377	7.58
	5,888,655

Summary of assumptions used in stock option pricing	The assumptions used in the stock option pricing model for the grants during the three months ended January 31, 2022 were as follows:

Risk free interest rate	1.44% - 1.69%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65% - 70%
Expected forfeiture rate	0.0%

Summary of restricted stock unit activity
A summary of RSU activities is as follows:

	Number of	Weighted average
	Li-Cycle Holdings Corp RSUs	share price on grant date

Balance – October 31, 2021	716,763	$10.93
Granted	1,266,804	$8.79
Balance – January 31, 2022	1,983,567	$9.56